Co-investments	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Co-investments	Short-term investments
Primarily consist of equity investments in public and private entities the Company receives as consideration during private strategies, managed equities and broker-dealer activities (in thousands $):

	Classification and measurement criteria	Dec. 31, 2024	Dec. 31, 2023

Public equities and share purchase warrants	FVTPL	225	754
Total short-term investments (1)		225	754
(1) Private holdings are included in other assets (see Note 5). Prior period figures have been reclassified to conform with current presentation.

Gains and losses on financial assets and liabilities classified at FVTPL are included in the gain (loss) on investments line in the consolidated statements of operations and comprehensive income.
Co-investments
Consists of the following (in thousands $):

	Classification and measurement criteria	Dec. 31, 2024	Dec. 31, 2023

Co-investments in funds (1)	FVTPL	72,848	93,528
Total co-investments		72,848	93,528
(1) Includes investments in funds managed and previously managed by the Company.

Gains and losses on co-investments are included in the gain (loss) on investments line in the consolidated statements of operations and comprehensive income.